DEBT AND CAPITAL LEASE OBLIGATIONS (Debt) (Detail) (USD $)	3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2015	Apr. 30, 2013	Dec. 31, 2012	Jan. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2012	Feb. 27, 2015	May 04, 2015	Apr. 23, 2015
Capital Lease Asset Purchase Commitment [Line Items]
Letters of Credit Outstanding, Amount					$ 1,000,000
Short-term Debt [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Extinguishment of Debt, Amount	215,000,000
T E P 2010 Credit Agreement [Member] | Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Interest rate in addition to alternate base rate for alternate base rate loans	0.00%
T E P 2014 Credit Agreement [Member] | Domestic Line of Credit [Member] | Domestic Line of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Extinguishment of Debt, Amount	70,000,000
T E P 2014 Credit Agreement [Member] | Loans Payable [Member] | Loans Payable [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Extinguishment of Debt, Amount	130,000,000
T E P 2010 Reimbursement Agreement [Member] | Letter of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases	37,000,000
Line of Credit Facility, Interest Rate at Period End	0.75%
Unsecured Debt [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Fixed interest rate of long-term debt		6.375%			5.75%	5.00%	4.00%	3.85%
Extinguishment of Debt, Amount		91,000,000	193,000,000
Unsecured Debt [Member] | Unsecured Debts 5.75 due September 2029 [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Repurchased Debt Amount	130,000,000
Fixed interest rate of long-term debt	5.75%
Debt Instrument, Maturity Date	Sep. 01, 2029
Unsecured Debt [Member] | Unsecured Debts 3.05 due March 2025 [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Fixed interest rate of long-term debt									3.05%
Debt Instrument, Maturity Date	Mar. 15, 2025
Long-term Debt, Gross									300,000,000
Debt Instrument, Call Date, Latest	Dec. 15, 2024
Debt Instrument, Frequency of Periodic Payment	Semi-annually
Unsecured Debt [Member] | Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Extinguishment of Debt, Amount				130,000,000
Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity					185,000,000
Revolving Credit Facility [Member] | T E P 2010 Credit Agreement [Member] | Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	200,000,000
Revolving Credit Facility [Member] | T E P 2010 Credit Agreement [Member] | Revolving Credit Facility [Member] | Domestic Line of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Extinguishment of Debt, Amount	15,000,000
Revolving Credit Facility [Member] | T E P 2014 Credit Agreement [Member] | Domestic Line of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	70,000,000
Revolving Credit Facility [Member] | Subsequent Event [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity					170,000,000
Revolving Credit Facility [Member] | Subsequent Event [Member] | T E P 2010 Credit Agreement [Member] | Revolving Credit Facility [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity										142,000,000
Revolving Credit Facility [Member] | Subsequent Event [Member] | T E P 2014 Credit Agreement [Member] | Domestic Line of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity											0
Letter of Credit [Member] | T E P 2010 Credit Agreement [Member] | Letter of Credit [Member]
Capital Lease Asset Purchase Commitment [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Letters of Credit Outstanding, Amount	$ 82,000,000